Apr. 30, 2024
BNY Mellon Core Plus Fund
Investment Objective
The fund seeks high total return consistent with preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 17 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class Y
Management fees	.35	.35	.35	.35
Distribution (12b-1) fees	none	.75	none	none
Other expenses:
Shareholder services fees	.25	.25	none	none
Miscellaneous other expenses	.12	.17	.12	.05
Total other expenses	.37	.42	.12	.05
Total annual fund operating expenses	.72	1.52	.47	.40
Fee waiver and/or expense reimbursement**	(.02)	(.07)	(.02)	-
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.70	1.45	.45	.40

* Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

** The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45%. On or after August 30, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$518	$668	$831	$1,302
Class C (with redemption at end of period)	$248	$473	$822	$1,807
Class C (without redemption at end of period)	$148	$473	$822	$1,807
Class I (with or without redemption at end of period)	$46	$149	$261	$590
Class Y (with or without redemption at end of period)	$41	$128	$224	$505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66.05% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fixed-income securities in which the fund may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities, including bonds, notes, debentures, convertible securities, preferred stock and corporate commercial paper; issued by U.S. and non-U.S. corporations and other entities, such as master limited partnerships; (iii) mortgage-related securities; (iv) asset-backed securities; (v) inflation indexed bonds issued by governments or corporations; (vi) structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or security); (vii) loan participations and assignments; (viii) delayed funding loans and revolving credit facilities; (ix) bank certificates of deposit, fixed time deposits and bankers' acceptances; (x) repurchase agreements and reverse repurchase agreements; (xi) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises (municipal securities); (xii) obligations of foreign governments or their subdivisions, agencies or government sponsored enterprises; and (xiii) obligations of international agencies or supranational entities. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa3/BBB- or higher) or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. The fund, however, may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the fund's sub-adviser.

Typically, the fund's portfolio can be expected to have an average effective duration ranging between three and eight years. The fund's sub-adviser may lengthen or shorten the fund's portfolio duration outside this range depending on its evaluation of market conditions. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

In constructing the fund's portfolio, the sub-adviser relies primarily on proprietary, internally-generated credit research. This credit research focuses on both industry/sector analysis and detailed individual security selection. The fund's sub-adviser seeks to identify investment opportunities for the fund based on its evaluation of the relative value of securities. The sub-adviser analyzes individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength. The sub-adviser may supplement its internal research with external, third-party credit research and related credit tools.

The fund may sell securities when the sub-adviser anticipates market declines or credit downgrades. In addition, the fund may sell securities when the sub-adviser identifies new investment opportunities.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts (including foreign currency forward contracts), swaps (including total return, currency, interest rate and credit default swaps), and other derivative instruments (including structured notes).

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The fund commenced operations after all of the assets of another investment company advised by the fund's sub-adviser, Insight Investment Grade Bond Fund (the "predecessor fund"), were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization on February 2, 2018. The bar chart shows the changes in the performance of the fund's Class Y shares from year to year based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter. Sales charges, if any, are not reflected in the bar chart and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the respective class of the fund's shares thereafter) to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class Y*

Year-by-Year Total Returns as of 12/31 each year (%) Class Y*

During the periods shown in the chart: Best Quarter Q4, 2023: 7.46% Worst Quarter Q2, 2022: -6.47%
The year-to-date total return of the fund's Class Y shares as of June 30, 2024 was 0.23%.

* Represents the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter.
During the periods shown in the chart: Best Quarter Q4, 2023: 7.46% Worst Quarter Q2, 2022: -6.47%
The year-to-date total return of the fund's Class Y shares as of June 30, 2024 was 0.23%.

Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class Y shares (based on the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018 and the performance of the fund's Class Y shares thereafter). After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance for the fund's Class A, C, I and Y shares represents the performance of the predecessor fund's Institutional Class shares for periods prior to February 2, 2018. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, C, I and Y shares; if such fees and expenses had been reflected, the performance shown for Class A and C shares would have been lower. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns (as of 12/31/23)
Class	1 Year	5 Years	10 Years
Class Y returns before taxes	7.21%	2.39%	2.77%
Class Y returns after taxes on distributions	5.47%	1.03%	1.41%
Class Y returns after taxes on distributions and sale of fund shares	4.22%	1.27%	1.55%
Class A returns before taxes	1.92%	1.14%	2.12%
Class C returns before taxes	5.09%	1.33%	2.15%
Class I returns before taxes	7.15%	2.35%	2.76%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%